5. Propery and Equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Less accumulated depreciation	$ (7,439)	$ (28,462)
Property and equipment, net	249,325	6,059
Furniture [Member]
Property and equipment, gross	103,515	6,536
Computers [Member]
Property and equipment, gross	10,001	11,091
Software [Member]
Property and equipment, gross	62,610	16,894
Leasehold Improvements [Member]
Property and equipment, gross	$ 80,638	$ 0